13F-HR
                   			 	09/30/02
		    		 		 Dominick Mirenda
                        			866361
             				 r3@invernesscounsel.com

                       		13F-HR
                    	FORM 13F HOLDINGS REPORT
                           UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Inverness Counsel Inc.
Address:     545 Madison Avenue
             9th Floor
             New York NY 10022

Form 13F File Number: 01-40161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Robert B. Deans III
Title:       Executive Director
Phone:       (212) 207-2130

Signature, Place, and Date of Signing:

Robert B. Deans III                     New York, NY                  10/09/02
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               24

Form 13F Information Table Value Total:          $13,179

List of Other Included Managers:
NONE

<table>                                                    FORM 13F INFORMATION TABLE
            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8

                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---  -------    --------     ------------------------

AMERICAN EXPRESS CO              COMMON   02581610       256          8200 SH       SOLE                                        8200
CITIGROUP INC                    COMMON   1729671	 308	     10372 SH       SOLE                                     10372
COCA-COLA CO                     COMMON   19121610       649         13539 SH       SOLE                                       13539
E I DUPONT DE NEMOURS & CO       COMMON   26353410       287          7955 SH       SOLE                                        7955
EXXON MOBIL CORP                 COMMON   30231G10       375         11747 SH       SOLE                                       11747
GENERAL ELECTRIC CO              COMMON   36960410       865         35088 SH       SOLE                                       35088
GENERAL MOTORS CORP              COMMON   37044210       592         15210 SH       SOLE                                       15210
HOME DEPOT INC                   COMMON   43707610       463         17743 SH       SOLE                                       17743
HONEYWELL INTERNATIONAL INC      COMMON   43851610       412         19003 SH       SOLE                                       19003
INTEL CORP                       COMMON   45814010       328         23627 SH       SOLE                                       23627
INT'L BUSINESS MACHINES CORP     COMMON   45920010       553          9490 SH       SOLE                                        9490
INTERNATIONAL PAPER CO           COMMON   46014610       425         12725 SH       SOLE                                       12725
J P MORGAN CHASE & CO            COMMON   46625H10       306         16093 SH       SOLE                                       16093
JOHNSON & JOHNSON INC            COMMON   47816010       982         18163 SH       SOLE                                       18163
McDONALD'S CORP                  COMMON   58013510       518         29325 SH       SOLE                                       29325
MERCK & CO INC                   COMMON   58933110       643         14057 SH       SOLE                                       14057
MICROSOFT CORP                   COMMON   59491810       662         15127 SH       SOLE                                       15127
PFIZER INC                       COMMON   71708110       315         10850 SH       SOLE                                       10850
PROCTER & GAMBLE CO              COMMON   74271810      1101         12318 SH       SOLE                                       12318
SBC COMMUNICATIONS INC           COMMON   78387G10       316         15739 SH       SOLE                                       15739
SYSCO CORP                       COMMON   87182910       352         12400 SH       SOLE                                       12400
3M CORP                          COMMON   88579Y10       888          8073 SH       SOLE                                        8073
UNITED TECHNOLOGIES CORP         COMMON   91301710       736         13030 SH       SOLE                                       13030
WAL-MART STORES INC              COMMON   93114210       847         17194 SH       SOLE                                       17194
